CONSOLIDATED BALANCE SHEETS - USD ($)	Jul. 31, 2017	Jul. 31, 2016
Property and Equipment-at cost (Notes 1, 3, 4, 15 and 16):
Buildings and improvements	$ 80,825,601	$ 77,693,718
Improvements to leased property	1,478,012	1,478,012
Fixtures and equipment	144,545	144,545
Land	6,067,805	6,067,805
Other	193,015	195,478
Construction in progress	644,809	1,697,292
Property, Plant and Equipment, Gross	89,353,787	87,276,850
Less accumulated depreciation and amortization	39,868,698	38,212,113
Property and equipment-net	49,485,089	49,064,737
Current Assets:
Cash and cash equivalents (Notes 9 and 10)	5,381,195	5,228,826
Receivables (Notes 1, 6 and 10)	164,716	293,317
Income taxes refundable	6,891	17,004
Restricted cash	15,905
Prepaid expenses	1,675,019	1,553,217
Total current assets	7,243,726	7,092,364
Other Assets:
Deferred charges (Notes 1 and 11)	3,465,062	3,348,031
Less accumulated amortization (Notes 1 and 11)	1,384,142	1,404,267
Net	2,080,920	1,943,764
Restricted cash	1,279,829	1,159,338
Unbilled receivables (Notes 1, 4, 6 and 10)	1,943,648	2,222,846
Marketable securities (Notes 1, 2, 10 and 14)	2,815,727	2,062,205
Total other assets	8,120,124	7,388,153
TOTAL ASSETS	64,848,939	63,545,254
Long-Term Liabilities:
Mortgage payable, net (Notes 3 and 10)	5,409,908	5,549,600
Security deposits payable (Note 10)	1,020,292	897,965
Payroll and other accrued liabilities (Notes 1, 5 and 7)		90,917
Deferred income taxes (Notes 1 and 4)	5,637,000	4,617,000
Total long-term liabilities	12,067,200	11,155,482
Current Liabilities:
Accounts payable	79,103	80,343
Payroll and other accrued liabilities (Notes 1, 5 and 7)	2,515,616	2,153,850
Deferred revenue (Note 15)		1,020,833
Other taxes payable	8,135	6,963
Note payable - related party (Notes 10 and 13)		1,000,000
Current portion of mortgage payable (Notes 3 and 10)	162,569	156,846
Current portion of security deposits payable (Note 10)	15,905
Total current liabilities	2,781,328	4,418,835
Total liabilities	14,848,528	15,574,317
Shareholders' Equity:
Common stock, par value $1 each share (shares-5,000,000 authorized; 2,178,297 issued)	2,178,297	2,178,297
Additional paid in capital	3,346,245	3,346,245
Unrealized gain on available-for-sale securities - net of deferred taxes of $190,000 at July 31, 2017 and $136,000 at July 31, 2016 (Notes 1, 4, 10 and 14)	368,476	264,541
Retained earnings	45,395,245	43,469,706
Stockholders' Equity before Treasury Stock	51,288,263	49,258,789
Less common stock held in treasury, at cost - 162,517 shares at July 31, 2017 and July 31, 2016 (Note 12)	1,287,852	1,287,852
Total shareholders' equity	50,000,411	47,970,937
Commitments (Notes 5 and 6) and Contingencies (Notes 8 and 16)
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 64,848,939	$ 63,545,254